SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Total of Accounts payable	$ 1,792,866	$ 2,547,805
SMS Service [Member]
Total of Accounts payable	1,551,877	2,232,661
Suppliers [Member]
Total of Accounts payable	$ 240,989	$ 315,144